Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property And Equipment Tables
Property and Equipment

Property and equipment consisted of the following:

	For the Year Ended December 31,
	2014	2013

Servers, computers and other related equipment	$89,082	$25,214
Office furniture	7,915	$5,374
Leasehold Improvements	10,839	$10,139
Total property and equipment	107,836	40,727

Less accumulated depreciation	63,624	37,182

Total Property and Equipment	44,212	3,545